Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Currency Forward Contracts
As at June 30, 2018, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset (Liability) (in thousands of U.S. Dollars) Non-hedge	Average Forward Rate (1)	Expected Maturity
				2018	2019
				(in thousands of U.S. Dollars)
Norwegian Kroner	500,000	(2,062)	7.86	31,764	31,825
Euro	6,000	(300)	0.82	7,280	—
		(2,362)		39,044	31,825
(1)Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Schedule of Cross Currency Contracts Statement of Financial Position
As at June 30, 2018, the Partnership was committed to the following cross currency swap:

Notional Amount NOK (thousands)	Principal Amount USD (thousands)	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Asset (Liability) $	Remaining Term (years)
		Reference Rate	Margin

1,000,000	162,200	NIBOR	4.25%	7.45%	(42,118)	0.6

Interest Rate Swap Agreements
As at June 30, 2018, the Partnership and its consolidated subsidiaries were committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	700,000	(80,136)	7.0	4.2%
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	831,835	(15,985)	4.1	3.1%
		1,531,835	(96,121)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at June 30, 2018, ranged between 0.90% and 4.30%.

(2)	Notional amount remains constant over the term of the swap.

(3)	Principal amount reduces quarterly or semi-annually.

Derivative Instruments, Gain (Loss)
The following tables exclude any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity accounted joint ventures.

Three Months Ended June 30, 2018				Three Months Ended June 30, 2017
Effective	Effective			Effective	Effective
Portion	Portion			Portion	Portion
Recognized	Reclassified	Ineffective		Recognized	Reclassified	Ineffective
in AOCI (1)	from AOCI (2)	Portion (3)		in AOCI (1)	from AOCI (2)	Portion (3)
(614)	48	—	Interest expense	(438)	(706)	(74)	Interest expense
(614)	48	—		(438)	(706)	(74)

Six Months Ended June 30, 2018				Six Months Ended June 30, 2017
Effective	Effective			Effective	Effective
Portion	Portion			Portion	Portion
Recognized	Reclassified	Ineffective		Recognized	Reclassified	Ineffective
in AOCI (1)	from AOCI (2)	Portion (3)		in AOCI (1)	from AOCI (2)	Portion (3)
(2,495)	(52)	—	Interest expense	(460)	(762)	(7)	Interest expense
(2,495)	(52)	—		(460)	(762)	(7)

(1)	Effective portion of designated and qualifying cash flow hedges recognized in accumulated other comprehensive income (or AOCI).

(2)	Effective portion of designated and qualifying cash flow hedges recorded in AOCI during the term of the hedging relationship and reclassified to earnings.

(3)	Ineffective portion of designated and qualifying cash flow hedges.

Location and Fair Value Amounts of Assets (Liabilities) of Partnership's Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other Current Assets $	Other Assets $	Accrued Liabilities $	Current Portion of Derivative Liabilities $	Derivative Liabilities $
As at June 30, 2018
Foreign currency contracts	100	—	—	(2,255)	(207)
Cross currency swaps	—	—	(933)	(41,185)	—
Interest rate swaps	737	7,205	(2,226)	(18,833)	(83,004)
	837	7,205	(3,159)	(62,273)	(83,211)

As at December 31, 2017
Foreign currency contracts	347	28	—	(665)	(67)
Cross currency swaps	—	—	(916)	(4,412)	(38,678)
Interest rate swaps	233	1,565	(3,883)	(37,438)	(128,724)
	580	1,593	(4,799)	(42,515)	(167,469)

Effect of Losses on Derivatives
The effect of the gain (loss) on these derivatives in the consolidated statements of (loss) income for the three and six months ended June 30, 2018 and 2017 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Realized (loss) gain on derivative instruments
Interest rate swaps	(5,843)	(10,296)	(22,986)	(20,962)
Foreign currency forward contracts	370	(309)	988	(410)
	(5,473)	(10,605)	(21,998)	(21,372)
Unrealized gain (loss) on derivative instruments
Interest rate swaps	18,674	(12,871)	67,974	(9,367)
Foreign currency forward contracts	(3,760)	1,679	(2,084)	2,410
	14,914	(11,192)	65,890	(6,957)
Total realized and unrealized gain (loss) on derivative instruments	9,441	(21,797)	43,892	(28,329)

Effect of Gain on Cross Currency Swaps on Consolidated Statements of Income (Loss)
The effect of the (loss) gain on cross currency swaps in the consolidated statements of (loss) income for the three and six months ended June 30, 2018 and 2017 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Realized loss	(1,444)	(3,310)	(2,737)	(6,514)
Unrealized (loss) gain	(4,433)	8,111	1,905	12,490
Total realized and unrealized (loss) gain on cross currency swaps	(5,877)	4,801	(832)	5,976